JPMorgan Healthcare Leaders ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Belgium — 1.6%
UCB SA	555	119,245
Canada — 0.3%
Xenon Pharmaceuticals, Inc. *	688	21,011
Denmark — 2.1%
Ascendis Pharma A/S, ADR *	301	52,223
Novo Nordisk A/S, Class B	2,153	100,132
		152,355
France — 0.6%
EssilorLuxottica SA	152	45,198
Germany — 2.6%
Fresenius SE & Co. KGaA	1,822	86,965
Sartorius AG (Preference)	210	44,720
Siemens Healthineers AG (a)	1,054	56,771
		188,456
Japan — 3.2%
Hoya Corp.	1,100	138,779
Takeda Pharmaceutical Co. Ltd.	3,400	93,397
		232,176
Netherlands — 2.9%
Argenx SE *	244	163,878
Merus NV *	805	53,323
		217,201
Switzerland — 2.2%
Lonza Group AG (Registered)	230	160,303
United Kingdom — 5.2%
AstraZeneca plc	2,180	318,044
ConvaTec Group plc (a)	16,451	50,686
Verona Pharma plc, ADR *	108	11,350
		380,080
United States — 78.1%
Abbott Laboratories	496	62,590
AbbVie, Inc.	2,409	455,349
Agios Pharmaceuticals, Inc. *	758	28,213
Alkermes plc *	1,195	31,656
Alnylam Pharmaceuticals, Inc. *	70	27,457
Amgen, Inc.	161	47,511
Axsome Therapeutics, Inc. *	216	21,898
Boston Scientific Corp. *	2,921	306,471
Bristol-Myers Squibb Co.	3,724	161,286
Cardinal Health, Inc.	754	117,036
Cigna Group (The)	176	47,059
Cooper Cos., Inc. (The) *	1,100	77,759
CVS Health Corp.	2,361	146,618
Danaher Corp.	1,263	249,013

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Edwards Lifesciences Corp. *	1,458	115,634
Eli Lilly & Co.	737	545,432
Exact Sciences Corp. *	524	24,602
Gilead Sciences, Inc.	67	7,523
Halozyme Therapeutics, Inc. *	651	39,040
HCA Healthcare, Inc.	89	31,505
Intuitive Surgical, Inc. *	283	136,149
IQVIA Holdings, Inc. *	550	102,223
Johnson & Johnson	3,295	542,818
McKesson Corp.	299	207,368
Medtronic plc	1,669	150,611
Merck & Co., Inc.	1,667	130,226
Natera, Inc. *	284	37,959
Neurocrine Biosciences, Inc. *	448	57,447
Novartis AG (Registered)	680	77,443
Penumbra, Inc. *	190	47,931
Regeneron Pharmaceuticals, Inc.	314	171,274
Revolution Medicines, Inc. *	895	33,357
Roche Holding AG	962	300,214
Sanofi SA	1,703	152,880
Scholar Rock Holding Corp. *	771	28,566
Soleno Therapeutics, Inc. *	717	61,999
Stryker Corp.	683	268,235
Thermo Fisher Scientific, Inc.	214	100,084
Ultragenyx Pharmaceutical, Inc. *	811	22,157
UnitedHealth Group, Inc.	867	216,369
Veeva Systems, Inc., Class A *	565	160,573
Vertex Pharmaceuticals, Inc. *	436	199,195
		5,748,730
Total Common Stocks (Cost $7,062,640)		7,264,755
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c) (Cost $16,395)	16,395	16,395
Total Investments — 99.0% (Cost $7,079,035)		7,281,150
Other Assets in Excess of Liabilities — 1.0%		74,290
NET ASSETS — 100.0%		7,355,440

Percentages indicated are based on net assets.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	35.4%
Biotechnology	21.5
Health Care Equipment & Supplies	20.0
Health Care Providers & Services	11.7
Life Sciences Tools & Services	9.0
Health Care Technology	2.2
Short-Term Investments	0.2

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$119,245	$—	$119,245
Canada	21,011	—	—	21,011
Denmark	52,223	100,132	—	152,355
France	—	45,198	—	45,198
Germany	—	188,456	—	188,456
Japan	—	232,176	—	232,176
Netherlands	53,323	163,878	—	217,201
Switzerland	—	160,303	—	160,303

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$11,350	$368,730	$—	$380,080
United States	5,218,193	530,537	—	5,748,730
Total Common Stocks	5,356,100	1,908,655	—	7,264,755
Short-Term Investments
Investment Companies	16,395	—	—	16,395
Total Investments in Securities	$5,372,495	$1,908,655	$—	$7,281,150
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$—	$1,203,517	$1,187,122	$—	$—	$16,395	16,395	$846	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.